CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue from Major Customers) (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	20.00%			[1]
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	15.00%		20.00%
Customer C [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[1]	12.00%
Customer D [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[1]	13.00%

[1]	Less than 10%